Dreyfus/Newton International Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 10 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreyfus/Newton International Equity Fund	Class A		Class C	Dreyfus/Newton International Equity Fund - Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dreyfus/Newton International Equity Fund	Class A	Class C	Dreyfus/Newton International Equity Fund - Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	none	0.75%	none	none
Other expenses (including shareholder services fees)	0.39%	0.46%	0.10%	0.09%
Total annual fund operating expenses	1.19%	2.01%	0.90%	0.89%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Dreyfus/Newton International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	689	931	1,192	1,935
Class C	304	630	1,083	2,338
Dreyfus/Newton International Equity Fund - Class I	92	287	498	1,108
Class Y	91	284	493	1,096

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Dreyfus/Newton International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	689	931	1,192	1,935
Class C	204	630	1,083	2,338
Dreyfus/Newton International Equity Fund - Class I	92	287	498	1,108
Class Y	91	284	493	1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36.37% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks or securities convertible into common stocks of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund's net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. The fund may invest up to 25% of its net assets in stocks of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% in emerging market countries.

The core of the investment philosophy of Newton Capital Management Limited (Newton), an affiliate of The Dreyfus Corporation and the fund's sub-investment adviser, is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. Newton believes that a global comparison of companies is the most effective method of stock analysis, and Newton's global analysts research investment opportunities by global sector rather than by region. The process begins by identifying a core list of investment themes that Newton believes will positively or negatively affect certain sectors or industries and cause stocks within these sectors or industries to outperform or underperform others. Newton then identifies specific companies using these investment themes to help focus on areas where thematic and strategic research indicates superior returns are likely to be achieved.

Sell decisions for individual stocks will typically be a result of one or more of the following:

• a change in investment theme or strategy

• profit-taking

• a significant change in the prospects of a company

• price movement and market activity have created an extreme valuation

• the valuation of a company has become expensive against its peers

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk, or as part of a hedging strategy.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent the fund's investments are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

• Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies, potentially making prompt liquidation at an attractive price difficult. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value. Certain types of derivatives, including forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class I

Best Quarter Q2, 2009: 18.01% Worst Quarter Q3, 2008: -21.85%
Average Annual Total Returns (as of 12/31/15)

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class A, C and Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares adjusted to reflect any applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and C shares for such periods would have been lower.

Average Annual Returns - Dreyfus/Newton International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Dreyfus/Newton International Equity Fund - Class I	1.61%	4.10%	2.91%	Dec. 21, 2005
Class A	(4.41%)	2.56%	2.08%	Mar. 31, 2008
Class C	(0.50%)	2.98%	2.14%	Mar. 31, 2008
Class Y	1.62%	4.14%	2.92%	Jul. 01, 2013
After Taxes on Distributions | Dreyfus/Newton International Equity Fund - Class I	1.46%	3.73%	2.39%
After Taxes on Distributions and Sale of Fund Shares | Dreyfus/Newton International Equity Fund - Class I	1.25%	3.51%	2.44%
MSCI EAFE Index reflects no deduction for fees, expenses or taxes	(0.81%)	3.60%	3.03%